UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2005

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:    WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
================================================================================

              The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:    JOSHUA H. LANDES
TITLE:   MEMBER, GENERAL PARTNER
PHONE:   (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Joshua H. Landes
_____________________________
New York, New York
November 11, 2005

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                             FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:

Number of Other Managers:                   1


Form 13F Information Table Entry Total:     84

Form 13F Information Table Value Total:     $ 268,471,000

List of Other Included Managers:

                                        No. 1:
                                            Name:  Wynnefield Capital, Inc.
                                            Form  13F  File Number:  28 - 7006

                                            FORM 13F INFORMATION TABLE

Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC    (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.


Column 1:                  Column 2:     Column 3:     Column 4:                        Column 5:

                                                        Fair Market
Name of Issuer             Title of          CUSIP        Value           Shares or       SH/PRN    Put/Call
                             Class          Number   (in thousands)   Principal Amount
---------------------------------------------------------------------------------------------------------------

Acme Communication Inc.       COM        004631107       7,867           2,022,284         SH
AFC Enterprises Inc.          COM        00104Q107       1,152            100,000          SH
Allied Defense Group          COM         09118108       5,764            255,600          SH
Inc.
Ampal-American Israel        CL A        032015109       1,194            306,854          SH
Corp.
Analogic Corp.                COM        032657207       4,033             80,000          SH
Armor Holdings, Inc.          COM        042260109       4,301            100,000          SH
Avalon Holdings Corp.        CL A        05343P109         50              11,700          SH
Bexil Corp.                   COM        088577101        335              13,900          SH
BKF Capital Group, Inc.       COM        05548G102       2,406             77,800          SH
Cadmus Communications         COM        127587103       2,603            125,000          SH
Corp.
Cagles Inc.                  CL A        127703106       1,901            183,000          SH
Cal-Maine Foods, Inc.         COM        128030202        304              48,000          SH
Canadian Superior             COM        136644101        279             110,900          SH
Energy Inc.
Central Freight Lines,        COM       153491105        1,508            725,000          SH
Inc.
Concorde Career               COM       20651H201         268              17,532          SH
Colleges Inc.
Cornell Companies Inc.        COM       219141108        15,751          1,070,800         SH
Cosine Communications,        COM       221222607        1,174            428,647          SH
Inc.
Cronos Group, S.A.            SHS       L20708100        4,174            348,122          SH

Dynegy Inc.                  CL A       26816Q101        3,062            650,000          SH
Edison International          COM       281020107         236              5,000           SH


TOTAL                                                   $ 58,362         6,680,139
                                                        --------         ---------

(TABLE BREAK)


Column 1:                  Column 6:       Column 7:     Column 8:


Name of Issuer              Investment   Other Managers   Voting Authority
                           discretion
-----------------------------------------------------------------------------------------
                                                         Sole      Shared     None
Acme Communication Inc.       SOLE       Filer + No. 1   SOLE
AFC Enterprises Inc.          SOLE       Filer + No. 1   SOLE
Allied Defense Group          SOLE       Filer + No. 1   SOLE
Inc.
Ampal-American Israel         SOLE       Filer + No. 1   SOLE
Corp.
Analogic Corp.                SOLE       Filer + No. 1   SOLE
Armor Holdings, Inc.          SOLE       Filer + No. 1   SOLE
Avalon Holdings Corp.         SOLE       Filer + No. 1   SOLE
Bexil Corp.                   SOLE       Filer + No. 1   SOLE
BKF Capital Group, Inc.       SOLE       Filer + No.1    SOLE
Cadmus Communications         SOLE       Filer + No.1    SOLE
Corp.
Cagles Inc.                   SOLE       Filer + No. 1   SOLE
Cal-Maine Foods, Inc.         SOLE       Filer + No. 1   SOLE
Canadian Superior             SOLE       Filer + No. 1   SOLE
Energy Inc.
Central Freight Lines,        SOLE       Filer + No. 1    SOLE
Inc.
Concorde Career               SOLE       Filer + No. 1    SOLE
Colleges Inc.
Cornell Companies Inc.        SOLE       Filer + No. 1    SOLE
Cosine Communications,        SOLE       Filer + No. 1    SOLE
Inc.
Cronos Group, S.A.            SOLE       Filer + No. 1    SOLE

Dynegy Inc.                   SOLE       Filer + No. 1    SOLE
Edison International          SOLE       Filer + No. 1    SOLE


TOTAL

                                                                                        Column
Column 1:                  Column 2:      Column 3:    Column 4:                        5:
                                                       Fair Market     Shares or
                                                       Value           Principal
Name of Issuer          Title of Class   CUSIP Number  (in thousands)  Amount           SH/PRN
----------------------- ---------------- ------------- --------------- ---------------- ---------

First Aviation                COM         31865W108         8,066        2,122,634      SH
Services Inc.
First Consulting              COM         31986R103           214           37,000      SH
Group Inc.
First Union Real        COM SH BEN INT    337400105           154           34,146      SH
Estate Equity and
Mortgage Investments
Foster L B Co.                COM         350060109         1,316          100,000      SH
Foster Wheeler Ltd.           SHS         G36535139        14,670          476,610      SH
Frozen Food Express           COM         359360104         5,235          500,000      SH
Industries Inc.
G-III Apparel Group           COM         36237H101         5,461          503,357      SH
Ltd.
Gammon Lake                   COM         364915108           205           25,000      SH
Resources, Inc.
Gasco Energy Inc.             COM         367220100           166           25,000      SH
Gold Fields Ltd.         SPONSORED ADR    38059T106         1,453          100,000      SH
Gold Kist Inc.                COM         380614107         3,032          155,500      SH
Goldcorp Inc.                 COM         380956409         3,206          160,000      SH
Golden Enterprises            COM         381010107            72           16,200      SH
Inc.
Hancock Fabrics Inc.          COM         409900107         3,533          525,000      SH
Highland Hospitality          COM         430141101         7,900          770,000      SH
Corp.
Hollywood Media Corp.         COM         436233100         3,524          837,100      SH
Internet Commerce            CL A         46059F109         2,840        1,000,000      SH
Corp.
Interpool Inc.                COM         46062R108         9,253          507,000      SH
Intrawest Corporation         COM         460915200         8,025          295,000      SH
Intrado Inc.                  COM         46117A100           360           20,000      SH
Kindred Healthcare            COM         494580103        12,819          430,178      SH
Inc.


TOTAL                                                    $ 91,504        8,639,725
                                                         --------        ---------





Column 1:                          Column 6:     Column 7:      Column 8:

                                   Investment    Other
Name of Issuer          Put/Call   discretion    Managers       Voting Authority
----------------------- ---------- ------------- -------------- -------------------------------
                                                                Sole       Shared    None
First Aviation                     SOLE          Filer + No. 1  SOLE
Services Inc.
First Consulting                   SOLE          Filer + No. 1  SOLE
Group Inc.
First Union Real                   SOLE          Filer + No. 1  SOLE
Estate Equity and
Mortgage Investments
Foster L B Co.                     SOLE          Filer + No. 1  SOLE
Foster Wheeler Ltd.                SOLE          Filer + No. 1  SOLE
Frozen Food Express                SOLE          Filer + No. 1  SOLE
Industries Inc.
G-III Apparel Group                SOLE          Filer + No. 1  SOLE
Ltd.
Gammon Lake                        SOLE          Filer + No. 1  SOLE
Resources, Inc.
Gasco Energy Inc.                  SOLE          Filer + No. 1  SOLE
Gold Fields Ltd.                   SOLE          Filer + No. 1  SOLE
Gold Kist Inc.                     SOLE          Filer + No. 1  SOLE
Goldcorp Inc.                      SOLE          Filer + No. 1  SOLE
Golden Enterprises                 SOLE          Filer + No. 1  SOLE
Inc.
Hancock Fabrics Inc.               SOLE          Filer + No. 1  SOLE
Highland Hospitality               SOLE          Filer + No. 1  SOLE
Corp.
Hollywood Media Corp.              SOLE          Filer + No. 1  SOLE
Internet Commerce                  SOLE          Filer + No. 1  SOLE
Corp.
Interpool Inc.                     SOLE          Filer + No. 1  SOLE
Intrawest Corporation              SOLE          Filer + No. 1  SOLE
Intrado Inc.                       SOLE          Filer + No. 1  SOLE
Kindred Healthcare                 SOLE          Filer + No. 1  SOLE
Inc.


TOTAL
                                       4





Column 1:                 Column 2:  Column 3:    Column 4:                           Column 5:
                                                  Fair Market
                          Title of   CUSIP        Value            Shares or
Name of Issuer            Class      Number       (in thousands)   Principal Amount   SH/PRN
------------------------- ---------- ------------ ---------------- ------------------ ----------

Laidlaw International,    COM        50730R102           7,734            320,000        SH
Inc.
Landec Corp.              COM        514766104           7,689          1,049,000        SH
Langer Inc.               COM        515707107              65             12,900        SH
Layne Christensen Co.     COM        521050104          18,534            790,034        SH
Liberty Media Corp.       CL A       530718105             122             15,200        SH
Lightbridge Inc.          COM        532226107           1,602            200,000        SH
Lubys Inc.                COM        549282101           2,612            200,000        SH
Magnetek Inc.             COM        559424106             338            100,000        SH
Main Street Restaurant    COM        560345308             546            100,044        SH
Group Inc.
Mediware Information      COM        584946107             870            110,300        SH
Systems Inc.
MVC Capital Inc.          COM        553829102          13,637          1,155,700        SH
Napco Security Systems    COM        630402105             263             19,288        SH
Inc.
Nevada Gold & Casinos     COM        64126Q206           1,053             93,500        SH
Inc.
Newmont Mining Corp.      COM        651639106           2,359             50,000        SH
Nobel Learning            COM        654889104           9,476          1,009,200        SH
Communities Inc.
Novoste Corp.             COM        67010C100             372            600,000        SH



TOTAL                                                 $ 67,272          5,825,166
                                                      --------          ---------



Column 1:                            Column 6:       Column 7:       Column 8:

                                     Investment
Name of Issuer            Put/Call   discretion      Other Managers  Voting Authority
------------------------- ---------- --------------- --------------- -------------------------
                                                                     Sole
Laidlaw International,               SOLE            Filer + No.1    SOLE
Inc.
Landec Corp.                         SOLE            Filer + No. 1   SOLE
Langer Inc.                          SOLE            Filer + No. 1   SOLE
Layne Christensen Co.                SOLE            Filer + No. 1   SOLE
Liberty Media Corp.                  SOLE            Filer + No. 1   SOLE
Lightbridge Inc.                     SOLE            Filer + No. 1   SOLE
Lubys Inc.                           SOLE            Filer + No. 1   SOLE
Magnetek Inc.                        SOLE            Filer + No. 1   SOLE
Main Street Restaurant               SOLE            Filer + No. 1   SOLE
Group Inc.
Mediware Information                 SOLE            Filer + No. 1   SOLE
Systems Inc.
MVC Capital Inc.                     SOLE            Filer + No. 1   SOLE
Napco Security Systems               SOLE            Filer + No. 1   SOLE
Inc.
Nevada Gold & Casinos                SOLE            Filer + No. 1   SOLE
Inc.
Newmont Mining Corp.                 SOLE            Filer + No. 1   SOLE
Nobel Learning                       SOLE            Filer + No. 1   SOLE
Communities Inc.
Novoste Corp.                        SOLE            Filer + No. 1   SOLE



TOTAL
                                       5


                         Column
Column 1:                2:         Column 3:     Column 4:                       Column 5:
                                                 Fair Market
                         Title        CUSIP         Value          Shares or
Name of Issuer           of Class    Number     (in thousands)  Principal Amount   SH/PRN
------------------------ --------- ------------ --------------- ----------------- ----------
On Assignment Inc.       COM        682159108           85            10,000         SH
Opticare Health          COM        68386P105          117           343,005         SH
Systems Inc.
PSB Bancorp, Inc.        COM        693604100          161            12,000         SH
Petrohawk Energy Corp.   COM        716495106        6,724           467,300         SH
Pricesmart Inc.          COM        741511109          512            61,154         SH
Private Business Inc.    COM        74267D203        1,635         1,193,561         SH
Prospect Medical         CL A       743494106          951           191,300         SH
Holdings
RCM Technologies Inc.    COM        749360400        2,251           382,100         SH
RailAmerica Inc.         COM        750753105        4,522           380,000         SH
Refac                    COM        758960108           94            11,840         SH
Rewards Network Inc.     COM        761557107       10,787         1,579,300         SH
S1 Corporation           COM        78463B101           39            10,000         SH
Scheid Vineyards Inc.    CL A       806403101          729           113,000         SH
Sequa Corporation        CL A       817320104        9,440           160,000         SH
Sequa Corporation        CL B       817320203          451             7,500         SH

TOTAL                                              $ 38,498        4,922,060
                                                   --------        ---------




Column 1:                          Column 6:     Column 7:               Column 8:

                                  Investment
Name of Issuer           Put/Call discretion   Other Managers        Voting Authority
------------------------ -------- ------------ --------------- ------------------------------
On Assignment Inc.                   SOLE      Filer + No. 1    SOLE
Opticare Health                      SOLE      Filer + No. 1    SOLE
Systems Inc.
PSB Bancorp, Inc.                    SOLE      Filer + No. 1    SOLE
Petrohawk Energy Corp.               SOLE      Filer + No. 1    SOLE
Pricesmart Inc.                      SOLE      Filer + No. 1    SOLE
Private Business Inc.                SOLE      Filer + No. 1    SOLE
Prospect Medical                     SOLE      Filer + No. 1    SOLE
Holdings
RCM Technologies Inc.                SOLE      Filer + No. 1    SOLE
RailAmerica Inc.                     SOLE      Filer + No. 1    SOLE
Refac                                SOLE      Filer + No. 1    SOLE
Rewards Network Inc.                 SOLE      Filer + No. 1    SOLE
S1 Corporation                       SOLE      Filer + No. 1    SOLE
Scheid Vineyards Inc.                SOLE      Filer + No. 1    SOLE
Sequa Corporation                    SOLE      Filer + No. 1    SOLE
Sequa Corporation                    SOLE      Filer + No. 1    SOLE

TOTAL

                                       6


Column 1:                Column 2:     Column 3:    Column 4:                          Column 5:
                                                    Fair Market
                         Title of      CUSIP        Value            Shares or
Name of Issuer           Class         Number       (in thousands)   Principal Amount  SH/PRN
------------------------ ------------- ------------ ---------------- ----------------- ----------

Sumtotal Systems Inc.    COM           866615107          49              10,000       SH
Superior Energy          COM           868157108         3,417           148,000       SH
Services Inc.
Tasty Baking Co.         COM           876553306         1,749           201,500       SH
Teamstaff Inc.           COM           87815U204         2,635          1,923,000      SH
Tenet Healthcare Corp.   COM           88033G100          129             11,500       SH
Tetra Technologies,      COM           88162F105         1,873            60,000       SH
Inc.
TVIA Inc.                COM           87307P101          110             50,000       SH
Unifi Inc.               COM           904677101          345            103,400       SH
Waddell & Reed           CL A          930059100          246             12,700       SH
Financial, Inc.
Williams Companies Inc.  COM           969457100          271             10,800       SH
Wilshire Enterprises     COM           971885100          123             15,000       SH
Inc.
Yak Communications Inc.  COM           984208207         1,888           430,000       SH


TOTAL                                                 $ 12,835         2,975,900
                                                      --------         ---------

GRAND TOTAL                                          $ 268,471        29,042,990
                                                     ---------        ----------




Column 1:                           Column 6:     Column 7:       Column 8:

                                    Investment
Name of Issuer           Put/Call   discretion    Other Managers  Voting Authority
------------------------ ---------- ------------- --------------- -------------------------------
                                                                  Sole      Shared     None
Sumtotal Systems Inc.               SOLE          Filer + No. 1   SOLE
Superior Energy                     SOLE          Filer + No. 1   SOLE
Services Inc.
Tasty Baking Co.                    SOLE          Filer + No. 1   SOLE
Teamstaff Inc.                      SOLE          Filer + No. 1   SOLE
Tenet Healthcare Corp.              SOLE          Filer + No. 1   SOLE
Tetra Technologies,                 SOLE          Filer + No. 1   SOLE
Inc.
TVIA Inc.                           SOLE          Filer + No. 1   SOLE
Unifi Inc.                          SOLE          Filer + No. 1   SOLE
Waddell & Reed                      SOLE          Filer + No. 1   SOLE
Financial, Inc.
Williams Companies Inc.             SOLE          Filer + No. 1   SOLE
Wilshire Enterprises                SOLE          Filer + No. 1   SOLE
Inc.
Yak Communications Inc.             SOLE          Filer + No. 1   SOLE


TOTAL


GRAND TOTAL

                                       7